Summary of Significant Accounting Policies (Segment Reporting) (Details)	12 Months Ended
	Dec. 31, 2012 segment segments Restaurant_concepts Brand	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Restaurant_concepts
Accounting Policies [Abstract]
Number of brands	5			5
Number of operating segments	6
Number of reportable segments	1
Total revenue attributable to foreign countries and Guam, percentage	8.00%	9.00%	8.00%
Total long-lived assets in foreign countries, excluding intangibles and goodwill, percentage	3.00%	2.00%